Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE VIP TRUST
Entity Central Index Key	0000814230
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000006666 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Small Cap Value Series(formerly, Delaware VIP Small Cap Value Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Small Cap Value Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$110	1.04%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Small Cap Value Series (Service Class) returned 11.02% for the 12 months ended December 31, 2024. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 23.81%, while the Russell 2000® Value Index, the Series' narrowly based securities market index, returned 8.05%.
Top contributors to performance:
Stock selection was the most significant contributor to the Series’ outperformance relative to the narrowly based index (benchmark) over the 12-month reporting period.
Holdings in the financial services sector outperformed relative to the benchmark. Within the sector, stocks owned in the capital markets, banks, and insurance industries were the largest contributors.
Strong stock selection and a relative underweight allocation in the healthcare sector contributed.
Holdings in the consumer discretionary sector outperformed relative to the benchmark over the period. The Series’ positions in the hotels, restaurants, and leisure industry contributed.
Top detractors from performance:
Stock selection in the industrials sector detracted from relative performance as holdings in the electrical equipment and machinery industries underperformed.
Holdings in the basic industry sector lagged the stronger performance of the sector in the benchmark.
Stock selection in the consumer staples sector detracted for the period as companies in the food products industry underperformed relative to the benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Small Cap Value Series (Service Class)	11.02%	6.83%	7.30%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 2000 Value Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 1,720,471,710
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 11,877,816
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$1,720,471,710
Total number of portfolio holdings	109
Total advisory fees paid	$11,877,816
Portfolio turnover rate	20%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Financial Services	28.58%
Industrials	15.61%
Consumer Discretionary	10.55%
Real Estate Investment Trusts	8.43%
Basic Industry	7.30%
Technology	7.10%
Energy	6.87%
Utilities	4.03%
Healthcare	3.79%
Consumer Staples	2.73%
Transportation	2.10%

Top 10 equity holdings
Webster Financial	1.90%
Hancock Whitney	1.89%
Axis Capital Holdings	1.84%
Synovus Financial	1.72%
ITT	1.68%
FNB	1.67%
Columbia Banking System	1.65%
East West Bancorp	1.65%
MasTec	1.61%
Stifel Financial	1.60%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Webster Financial	1.90%
Hancock Whitney	1.89%
Axis Capital Holdings	1.84%
Synovus Financial	1.72%
ITT	1.68%
FNB	1.67%
Columbia Banking System	1.65%
East West Bancorp	1.65%
MasTec	1.61%
Stifel Financial	1.60%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Small Cap Value Series to Macquarie VIP Small Cap Value Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.78% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware VIP Small Cap Value Series to Macquarie VIP Small Cap Value Series.
Material Fund Change Expenses [Text Block]	Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.78% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000006665 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Small Cap Value Series(formerly, Delaware VIP Small Cap Value Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Small Cap Value Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Small Cap Value Series (Standard Class) returned 11.32% for the 12 months ended December 31, 2024. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 23.81%, while the Russell 2000® Value Index, the Series' narrowly based securities market index, returned 8.05%.
Top contributors to performance:
Stock selection was the most significant contributor to the Series’ outperformance relative to the narrowly based index (benchmark) over the 12-month reporting period.
Holdings in the financial services sector outperformed relative to the benchmark. Within the sector, stocks owned in the capital markets, banks, and insurance industries were the largest contributors.
Strong stock selection and a relative underweight allocation in the healthcare sector contributed.
Holdings in the consumer discretionary sector outperformed relative to the benchmark over the period. The Series’ positions in the hotels, restaurants, and leisure industry contributed.
Top detractors from performance:
Stock selection in the industrials sector detracted from relative performance as holdings in the electrical equipment and machinery industries underperformed.
Holdings in the basic industry sector lagged the stronger performance of the sector in the benchmark.
Stock selection in the consumer staples sector detracted for the period as companies in the food products industry underperformed relative to the benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Small Cap Value Series (Standard Class)	11.32%	7.15%	7.60%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 2000 Value Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 1,720,471,710
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 11,877,816
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$1,720,471,710
Total number of portfolio holdings	109
Total advisory fees paid	$11,877,816
Portfolio turnover rate	20%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Financial Services	28.58%
Industrials	15.61%
Consumer Discretionary	10.55%
Real Estate Investment Trusts	8.43%
Basic Industry	7.30%
Technology	7.10%
Energy	6.87%
Utilities	4.03%
Healthcare	3.79%
Consumer Staples	2.73%
Transportation	2.10%

Top 10 equity holdings
Webster Financial	1.90%
Hancock Whitney	1.89%
Axis Capital Holdings	1.84%
Synovus Financial	1.72%
ITT	1.68%
FNB	1.67%
Columbia Banking System	1.65%
East West Bancorp	1.65%
MasTec	1.61%
Stifel Financial	1.60%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Webster Financial	1.90%
Hancock Whitney	1.89%
Axis Capital Holdings	1.84%
Synovus Financial	1.72%
ITT	1.68%
FNB	1.67%
Columbia Banking System	1.65%
East West Bancorp	1.65%
MasTec	1.61%
Stifel Financial	1.60%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Small Cap Value Series to Macquarie VIP Small Cap Value Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Standard Class shares of 0.78% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware VIP Small Cap Value Series to Macquarie VIP Small Cap Value Series.
Material Fund Change Expenses [Text Block]	Effective May 1, 2024, the Series introduced a revised fee waiver for Standard Class shares of 0.78% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000212995 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Total Return Series(formerly, Delaware VIP Total Return Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Total Return Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Total Return Series (Standard Class) returned 10.81% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 15.04%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
US quality and income equities generally drove outperformance relative to fixed income as the momentum behind artificial intelligence (AI) and US technology stocks helped propel risk assets forward.
Relative to the Series' narrowly based index (benchmark):
Exposure to US quality and income equities
Allocation effects from large-cap value equities
Exposure to high yield and convertible fixed income bonds
Top detractors from performance:
The Series' allocation to international equities underperformed the benchmark.
Security selection within large-cap value equities underperformed the benchmark.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Total Return Series (Standard Class)	10.81%	5.56%	5.37%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	15.04%	8.67%	8.52%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 37,701,706
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 191,293
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$37,701,706
Total number of portfolio holdings	305
Total advisory fees paid	$191,293
Portfolio turnover rate	51%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	55.51%
US Treasury Obligations	28.68%
Exchange-Traded Funds	8.92%
Corporate Bonds	5.21%
Short-Term Investments	1.46%
Preferred Stock	0.09%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Total Return Series to Macquarie VIP Total Return Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware VIP Total Return Series to Macquarie VIP Total Return Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000212994 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Total Return Series(formerly, Delaware VIP Total Return Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Total Return Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Total Return Series (Service Class) returned 10.44% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 15.04%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
US quality and income equities generally drove outperformance relative to fixed income as the momentum behind artificial intelligence (AI) and US technology stocks helped propel risk assets forward.
Relative to the Series' narrowly based index (benchmark):
Exposure to US quality and income equities
Allocation effects from large-cap value equities
Exposure to high yield and convertible fixed income bonds
Top detractors from performance:
The Series' allocation to international equities underperformed the benchmark.
Security selection within large-cap value equities underperformed the benchmark.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period October 31, 2019 (Service Class's inception), through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	Since inception (10/31/19)
Macquarie VIP Total Return Series (Service Class)	10.44%	5.22%	5.78%
S&P 500 Index	25.02%	14.53%	15.46%
Bloomberg US Aggregate Index	1.25%	-0.33%	-0.34%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	15.04%	8.67%	9.19%

Performance Inception Date	Oct. 31, 2019
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 37,701,706
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 191,293
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$37,701,706
Total number of portfolio holdings	305
Total advisory fees paid	$191,293
Portfolio turnover rate	51%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	55.51%
US Treasury Obligations	28.68%
Exchange-Traded Funds	8.92%
Corporate Bonds	5.21%
Short-Term Investments	1.46%
Preferred Stock	0.09%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Total Return Series to Macquarie VIP Total Return Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware VIP Total Return Series to Macquarie VIP Total Return Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000213000 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Growth and Income Series(formerly, Delaware VIP Growth and Income Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Growth and Income Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Growth and Income Series (Standard Class) returned 15.71% for the 12 months ended December 31, 2024. During the same period, the Russell 1000® Index, the Series' broad-based securities market index, returned 24.51%, while the Russell 1000® Value Index, the Series' narrowly based securities market index, returned 14.37%.
Top contributors to performance:
Holdings in Meta Platforms Inc. and Broadcom Inc., which outperformed and were not held in the Series’ narrowly based index (benchmark)
An overweight allocation to the communication services sector, which outperformed relative to the benchmark
An underweight allocation to the consumer staples sector, which underperformed relative to the benchmark
Not holding a position in Intel Corp. had a positive impact on relative performance, as the stock underperformed the benchmark.
Top detractors from performance:
Healthcare holdings CVS Health Corp., Cigna Group, and Merck & Co. underperformed relative to the benchmark.
An overweight allocation to healthcare, which underperformed relative to the benchmark
Not holding any utilities stocks detracted from performance, as the sector experienced positive returns over the 12-month reporting period.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Growth and Income Series (Standard Class)	15.71%	10.31%	8.78%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 1000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 719,588,973
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 4,180,523
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$719,588,973
Total number of portfolio holdings	70
Total advisory fees paid	$4,180,523
Portfolio turnover rate	45%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Financials	25.86%
Healthcare	20.39%
Information Technology	11.34%
Communication Services	10.95%
Industrials	9.18%
Energy	7.68%
Consumer Discretionary	6.72%
Consumer Staples	5.56%
Real Estate	0.57%
Utilities	0.15%

Top 10 equity holdings
Exxon Mobil	4.79%
Cisco Systems	4.27%
Gilead Sciences	3.67%
Philip Morris International	3.62%
Bristol-Myers Squibb	3.53%
McKesson	3.26%
Cigna Group	3.02%
Merck & Co.	2.80%
PNC Financial Services Group	2.45%
Wells Fargo & Co.	2.42%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Exxon Mobil	4.79%
Cisco Systems	4.27%
Gilead Sciences	3.67%
Philip Morris International	3.62%
Bristol-Myers Squibb	3.53%
McKesson	3.26%
Cigna Group	3.02%
Merck & Co.	2.80%
PNC Financial Services Group	2.45%
Wells Fargo & Co.	2.42%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Growth and Income Series to Macquarie VIP Growth and Income Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware VIP Growth and Income Series to Macquarie VIP Growth and Income Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature